EARNINGS / (LOSS) PER SHARE (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Numerator for basic and diluted earnings per share:
Net income / (loss) attributable to Cogo Group, Inc.	$ 3,874	24,130	(156,605)	112,375
Denominator:
Basic weighted average shares (in shares)	36,355,124	36,355,124	37,094,995	37,275,427
Effect of dilutive non-vested equity share units, performance shares, options and warrants	132,917	132,917	0	913,387
Diluted weighted average shares (in shares)	36,488,041	36,488,041	37,094,995	38,188,814
Basic earnings / (loss) per share (in dollars per share)	$ 0.11	0.66	(4.22)	3.01
Diluted earnings / (loss) per share (in dollars per share)	$ 0.11	0.66	(4.22)	2.94